Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued liabilities (Table)

	As of December 31,
	2024	2023
Accrued loan interest and loan fees	$16,995	$10,167
Accrued operating expenses	7,451	4,792
Accrued capitalized expenses	101	233
Accrued voyage expenses and commissions	5,488	1,441
Accrued general and administrative expenses	1,748	1,865
Total	$31,783	$18,498